Employee Benefits - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postemployment Benefits [Abstract]
Employee benefits	¥ 236,238	¥ 86,847	¥ 75,004